Other Assets-Other / Other Liabilities (Tables)	12 Months Ended
Mar. 31, 2012
Other Assets-Other / Other Liabilities [Abstract]
Schedule Of Other Assets-Other / Other Liabilities

	Millions of yen
	March 31
	2011	2012
Other assets—Other:
Securities received as collateral	¥43,624	¥92,743
Goodwill and other intangible assets	116,834	160,227
Deferred tax assets	241,911	201,244
Investments in equity securities for other than operating purposes(1)	11,915	113,006
Other	154,209	907,903	(2)

Total	¥568,493	¥1,475,123

Other liabilities:
Obligation to return securities received as collateral	¥43,624	¥92,743
Accrued income taxes	10,123	16,169
Other accrued expenses and provisions	404,048	378,957
Other	94,521	678,032	(3)

Total	¥552,316	¥1,165,901

(1)	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments are comprised of listed equity securities and unlisted equity securities of ¥6,496 million and ¥5,419 million, respectively as of March 31, 2011, and ¥58,460 million and ¥54,546 million respectively, as of March 31, 2012. These securities are carried at fair value, with changes in fair value recognized within Revenue-other in the consolidated statements of income.
(2)	Includes real estate classified as held for sale which is carried at the lower of net book value or fair value less cost to sell.
(3)	Includes the liabilities relating to the investment contracts which were underwritten by the insurance subsidiary. As of March 31, 2012, the amount of carrying values and estimated fair values are ¥292,120 million and ¥294,242 million, respectively. The fair value is estimated by discounting future cash flows and it would be generally classified as Level 3.

Schedule Of Changes In Goodwill Within Other Assets-Other

	Millions of yen
	Year ended March 31
	2011	2012
Balance at beginning of year	¥79,818	¥70,223
Increases due to business combinations	—	4,898	(3)
Other(1)	(9,595)	(1,087)

Balance at end of year(2)	¥70,223	¥74,034

(1)	Includes currency translation adjustments at the amount of (¥7,276) million and (¥1,083) million, as of March 31, 2011 and 2012, respectively.
(2)	The amounts attributable to Wholesale segment as of March 31, 2011 and 2012 were ¥69,800 million and ¥68,718 million, respectively.
(3)	Relates to GE Capital Finance (China) Co., Ltd which is a subsidiary of Nomura Bank International plc.

Schedule of other intangible assets subject to amortization
	Millions of yen
	March 31, 2011			March 31, 2012
	Gross carrying amount	Accumulated amortization	Net carrying amount	Gross carrying amount	Accumulated amortization	Net carrying amount
Client relationships	¥55,406	¥(17,405)	¥38,001	¥88,733	¥(34,947)	¥53,786
Lease agreements	—	—	—	16,500	(1,445)	15,055
Other	617	(238)	379	1,126	(383)	743

Total	¥56,023	¥(17,643)	¥38,380	¥106,359	¥(36,775)	¥69,584

Estimated amortization expense for the next five years

Millions of yen
Year ending March 31	Estimated amortization expense
2013	¥9,636
2014	8,300
2015	8,268
2016	7,731
2017	7,314